Cash and Cash Equivalents and Restricted Cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 8,726	$ 84,260
Retention Accounts [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	8,726	0
Navios Lumen, Navios Stellar and Navios Phoenix [Member] | 2022 Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current		84,250
Amounts Held As Security [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 10	$ 10